Commitments and contingencies - Gross reinsurance premiums written (Details) - intermediary	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross written premium by intermediary
Number of reinsurance intermediaries	3	3	3
Gross written premium by intermediary	69.00%	70.00%	65.00%
AON Corporation and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	24.00%	26.00%	22.00%
Guy Carpenter & Company and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	24.00%	26.00%	25.00%
WT Butler and Co. Ltd.
Gross written premium by intermediary
Gross written premium by intermediary	11.00%	10.00%	10.00%
Willis Towers Watson plc and subsidiaries
Gross written premium by intermediary
Gross written premium by intermediary	10.00%	8.00%	8.00%